Equity Capital Structure, 2020 June Equity Offering (Details) - Class A Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 07, 2023
Equity Capital Structure [Abstract]
Warrant exercise price per share (in dollars per share)			$ 25.3
Warrants exercised (in shares)	0	0
Warrants outstanding (in shares)	0	623